Income Taxes - Schedule of Income Tax Expense at the Swiss Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net income / (loss) before income tax	$ (18,116)	$ (3,043)	$ 2,525
Statutory tax rate	14.00%	14.00%	25.00%
Expected income tax (expense)/recovery	$ 2,536	$ 426	$ (631)
Change in tax loss carryforwards	3,912	869	(41)
Change in loss carryforwards in relation to the debt remission	(52)	(514)	1,342
Change in valuation allowance	(6,932)	(600)	2,185
Foreign tax effects	(1,047)	(75)	(95)
Nontaxable or nondeductible items	(1,491)	(22)	157
Other	(11)	(309)	328
Income tax (expense) / recovery	$ (3,085)	$ (225)	$ 3,245